CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Property, plant and equipment		$ 2,164	$ 1,659
Intangible assets		138	38
Right-of-use assets		9	12
Deferred tax asset		36	84
Investments in associates and joint ventures		902	774
Financial assets at amortized cost		102	105
Financial assets at fair value through profit and loss		27	29
Other assets		1	1
Trade and other receivables		20	34
Total non-current assets		3,399	2,736
CURRENT ASSETS
Inventories	[1]	173	155
Financial assets at amortized cost		8	5
Financial assets at fair value through profit and loss		586	458
Trade and other receivables		470	397
Cash and cash equivalents		106	110
Total current assets		1,343	1,125
Total assets		4,742	3,861
SHAREHOLDERS´ EQUITY
Share capital		36	36
Share capital adjustment		191	191
Share premium		516	516
Treasury shares adjustment		1	1
Treasury shares cost		(23)	(7)
Legal reserve		45	61
Voluntary reserve		968	659
Other reserves		(15)	(15)
Other comprehensive income		81	48
Retained earnings		477	295
Equity attributable to owners of the company		2,277	1,785
Non-controlling interest		7	6
Total equity		2,284	1,791
NON-CURRENT LIABILITIES
Investments in joint ventures			4
Provisions		147	141
Income tax and minimum notional income tax provision		179	188
Deferred tax liability		112
Defined benefit plans		28	24
Borrowings		1,340	1,359
Trade and other payables		21	12
Total non-current liabilities		1,827	1,728
CURRENT LIABILITIES
Provisions		4	5
Income tax liability		5	20
Tax liabilities		28	23
Defined benefit plans		6	5
Salaries and social security payable		32	28
Derivative financial instruments		2
Borrowings		273	79
Trade and other payables		281	182
Total current liabilities		631	342
Total liabilities		2,458	2,070
Total liabilities and equity		$ 4,742	$ 3,861

[1]	It includes impairment loss as a result of the performed recoverability assessment for US$ 2 million as of December 31, 2022 and 2021, acoording with the policy described in Note 4.13.